Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	June 30, 2025	December 31, 2024
	USD	USD
Trade payables
Third parties	159,247	33,355

Other payables and accruals
Amounts due to related parties (refer note 24)	203,874	216,940
Other payables	195,773	171,022
GST payable	126,419	161,545
Accrued expense	1,111,632	725,266
	1,637,698	1,274,773
Total trade and other payables	1,796,945	1,308,128